Supplement to the
Fidelity® Advisor
Diversified
International Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Diversified International Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

ADIF-07-01 March 1, 2007
1.743414.123

Supplement to the
Fidelity® Advisor
Diversified
International Fund
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Diversified International Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

ADIFI-07-01 March 1, 2007
1.743415.119

Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
(formerly Fidelity
Advisor Global
Equity Fund)
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Global Capital Appreciation Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  All Country World Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AGLO-07-01 March 1, 2007
1.737647.125

Supplement to the
Fidelity® Advisor
Global Capital
Appreciation Fund
(formerly Fidelity
Advisor Global
Equity Fund)
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Global Capital Appreciation Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  All Country World Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AGLOI-07-01 March 1, 2007
1.743464.119

Supplement to the
Fidelity® Advisor
International Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor International Capital Appreciation Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM  All Country World Index ex USA and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AICAP-07-01 March 1, 2007
1.743370.121

Supplement to the
Fidelity® Advisor
International Capital
Appreciation Fund
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor International Capital Appreciation Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Morgan Stanley Capital InternationalSM All Country World Index ex USA and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AICAPI-07-01 March 1, 2007
1.743371.117

Supplement to the
Fidelity® Advisor
Japan Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Japan Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Tokyo Stock Exchange Stock Price Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AJAF-07-01 March 1, 2007
1.743385.121

Supplement to the
Fidelity® Advisor
Japan Fund
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Japan Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Tokyo Stock Exchange Stock Price Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AJAFI-07-01 March 1, 2007
1.743386.117

Supplement to the
Fidelity® Advisor Value Leaders Fund
Class A, Class T, Class B, and Class C
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Leaders Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 1000® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AVLF-07-01 March 1, 2007
1.790648.113

Supplement to the
Fidelity® Advisor Value Leaders Fund
Institutional Class
December 30, 2006
Prospectus

At its December 2006 meeting, the Board of Trustees approved a new management contract for Fidelity Advisor Value Leaders Fund. It is expected that shareholders of record on March 19, 2007 will be asked to vote on the new management contract at a shareholder meeting on or about May 16, 2007. If shareholders approve, the new management contract will add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's Institutional Class) versus the Russell 1000® Value Index and will allow the Board of Trustees to designate an alternative performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

More detailed information will be contained in the proxy statement, which is expected to be available after March 19, 2007.

AVLFI-07-01 March 1, 2007
1.790647.109